MARKET VECTORS ETF TRUST

(the “Registrant”)

Supplement dated March 14, 2016 to the

Prospectuses, Summary Prospectuses, and Statements of Additional Information

dated May 1, 2015 (as supplemented), August 18, 2015, September 1, 2015 (as supplemented),

January 12, 2016, February 1, 2016 and February 22, 2016

for each series of the above named Registrant

(each a “Fund” and collectively, the “Funds”)

Effective May 1, 2016, Van Eck Global and all of its businesses and investment offerings will operate under the single global brand VanEck. Accordingly, the Registrant and each Fund will be renamed as follows:

Current Registrant Name / Current Fund Name	New Registrant Name / New Fund Name, effective May 1, 2016
Market Vectors ETF Trust	VanEck Vectors ETF Trust
Market Vectors Africa Index ETF	VanEck Vectors Africa Index ETF
Market Vectors Agribusiness ETF	VanEck Vectors Agribusiness ETF
Market Vectors AMT-Free Intermediate Municipal Index ETF	VanEck Vectors AMT-Free Intermediate Municipal Index ETF
Market Vectors AMT-Free Long Municipal Index ETF	VanEck Vectors AMT-Free Long Municipal Index ETF
Market Vectors AMT-Free Short Municipal Index ETF	VanEck Vectors AMT-Free Short Municipal Index ETF
Market Vectors BDC Income ETF	VanEck Vectors BDC Income ETF
Market Vectors Biotech ETF	VanEck Vectors Biotech ETF
Market Vectors Brazil Small-Cap ETF	VanEck Vectors Brazil Small-Cap ETF
Market Vectors CEF Municipal Income ETF	VanEck Vectors CEF Municipal Income ETF
Market Vectors ChinaAMC A-Share ETF	VanEck Vectors ChinaAMC CSI 300 ETF
Market Vectors ChinaAMC China Bond ETF	VanEck Vectors ChinaAMC China Bond ETF
Market Vectors ChinaAMC SME-ChiNext ETF	VanEck Vectors ChinaAMC SME-ChiNext ETF
Market Vectors Coal ETF	VanEck Vectors Coal ETF
Market Vectors Egypt Index ETF	VanEck Vectors Egypt Index ETF
Market Vectors Emerging Markets Aggregate Bond ETF	VanEck Vectors Emerging Markets Aggregate Bond ETF
Market Vectors Emerging Markets High Yield Bond ETF	VanEck Vectors Emerging Markets High Yield Bond ETF
Market Vectors Environmental Services ETF	VanEck Vectors Environmental Services ETF
Market Vectors Fallen Angel High Yield Bond ETF	VanEck Vectors Fallen Angel High Yield Bond ETF
Market Vectors Gaming ETF	VanEck Vectors Gaming ETF
Market Vectors Generic Drugs ETF	VanEck Vectors Generic Drugs ETF

Market Vectors Global Alternative Energy ETF	VanEck Vectors Global Alternative Energy ETF
Market Vectors Global Spin-Off ETF	VanEck Vectors Global Spin-Off ETF
Market Vectors Gold Miners ETF	VanEck Vectors Gold Miners ETF
Market Vectors Gulf States Index ETF	VanEck Vectors Gulf States Index ETF
Market Vectors High Income MLP ETF	VanEck Vectors High Income MLP ETF
Market Vectors High Income Infrastructure MLP ETF	VanEck Vectors High Income Infrastructure MLP ETF
Market Vectors High-Yield Municipal Index ETF	VanEck Vectors High-Yield Municipal Index ETF
Market Vectors India Small-Cap Index ETF	VanEck Vectors India Small-Cap Index ETF
Market Vectors Indonesia Index ETF	VanEck Vectors Indonesia Index ETF
Market Vectors Indonesia Small-Cap ETF	VanEck Vectors Indonesia Small-Cap ETF
Market Vectors International High Yield Bond ETF	VanEck Vectors International High Yield Bond ETF
Market Vectors Investment Grade Floating Rate ETF	VanEck Vectors Investment Grade Floating Rate ETF
Market Vectors Israel ETF	VanEck Vectors Israel ETF
Market Vectors J.P. Morgan EM Local Currency Bond ETF	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
Market Vectors Junior Gold Miners ETF	VanEck Vectors Junior Gold Miners ETF
Market Vectors Morningstar International Moat ETF	VanEck Vectors Morningstar International Moat ETF
Market Vectors Morningstar Wide Moat ETF	VanEck Vectors Morningstar Wide Moat ETF
Market Vectors Mortgage REIT Income ETF	VanEck Vectors Mortgage REIT Income ETF
Market Vectors Natural Resources ETF	VanEck Vectors Natural Resources ETF
Market Vectors Oil Refiners ETF	VanEck Vectors Oil Refiners ETF
Market Vectors Oil Services ETF	VanEck Vectors Oil Services ETF
Market Vectors Pharmaceutical ETF	VanEck Vectors Pharmaceutical ETF
Market Vectors Poland ETF	VanEck Vectors Poland ETF
Market Vectors Preferred Securities ex Financials ETF	VanEck Vectors Preferred Securities ex Financials ETF
Market Vectors Pre-Refunded Municipal Index ETF	VanEck Vectors Pre-Refunded Municipal Index ETF
Market Vectors Rare Earth/Strategic Metals ETF	VanEck Vectors Rare Earth/Strategic Metals ETF
Market Vectors Retail ETF	VanEck Vectors Retail ETF
Market Vectors Russia ETF	VanEck Vectors Russia ETF
Market Vectors Russia Small-Cap ETF	VanEck Vectors Russia Small-Cap ETF
Market Vectors Semiconductor ETF	VanEck Vectors Semiconductor ETF
Market Vectors Short High-Yield Municipal Index ETF	VanEck Vectors Short High-Yield Municipal Index ETF
Market Vectors Solar Energy ETF	VanEck Vectors Solar Energy ETF

2

Market Vectors Steel ETF	VanEck Vectors Steel ETF
Market Vectors Treasury- Hedged High Yield Bond ETF	VanEck Vectors Treasury-Hedged High Yield Bond ETF
Market Vectors Unconventional Oil & Gas ETF	VanEck Vectors Unconventional Oil & Gas ETF
Market Vectors Uranium+Nuclear Energy ETF	VanEck Vectors Uranium+Nuclear Energy ETF
Market Vectors Vietnam ETF	VanEck Vectors Vietnam ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3